Note 3 - Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	March 31, 2020	December 31, 2019
Laboratory equipment	$534,577	$534,577
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	11,736	11,736
Total property and equipment	661,918	661,918
Accumulated depreciation and amortization	(652,306)	(651,312)
Property and equipment, net	$9,612	$10,606

	2019	2018
Laboratory equipment	$534,577	$530,306
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	11,736	28,685
Total property and equipment	661,918	674,596
Accumulated depreciation and amortization	(651,312)	(663,246)
Property and equipment, net	$10,606	$11,350